Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The Company’s cybersecurity risk management program consists of:

i.An overall strategy to develop, improve and maintain its cybersecurity processes, policies, and governance frameworks.
ii.Detailed set of cybersecurity policies and procedures.
iii.Investment in IT security and a dedicated cybersecurity team.
iv.Engaging external cybersecurity service providers.
v.Leveraging third-party cybersecurity tools and technologies.
vi.Robust training plan for all its employees.
vii.Governance - Board of Directors and management oversight.

The underlying control framework of the Company’s cybersecurity program is based on recognized best practices and standards set by the U.S. National Institute of Standards and Technology, which organizes cybersecurity risks into six categories: govern, identify, protect, detect, respond and recover.

The Company has established policies and procedures for all key aspects of its cybersecurity program including an information security policy, password policy, incident management policy, third party security management policy, business continuity plans, cyber incident response plans and information security management system contingency plans.

As part of the Company’s cybersecurity strategy, it continues to expand its investments in IT security, including to identify and protect critical assets, strengthen, monitor and alert its information security management system and engage with cybersecurity experts. The Company has a dedicated Chief Information Security Officer, or CISO, who has served within the IT department of a related party for over 20 years and is a Certified Cyber Risk Officer. The Company holds regular cybersecurity meetings, led by its CISO who is employed by related party Front Ocean Management AS, to assess and manage cybersecurity threats and to provide cybersecurity updates to senior management and the Board of Directors. For a description of the relationship with Front Ocean Management AS, please see “Item 7. Major Shareholders and Related Party Transactions – B. Related Party Transactions.”

The Company engaged a third-party IT cybersecurity firm to help integrate its information security management system to protect the Company’s operations. In addition, the third-party firm conducts risk and vulnerability assessments to identify cybersecurity weaknesses and recommend enhancements.

The Company leverages several third-party tools and technologies as part of its efforts to enhance its cybersecurity functions. This includes a third-party security firm which performs continuous vulnerability assessments on the Company’s IT infrastructure. As part of the Company’s established cybersecurity governance framework, the Company also assesses potential cybersecurity threats related to the third-party providers and counterparties.
The Company has a robust training program for its employees that covers the Company’s cybersecurity risk management program and other Company policies and practices to ensure compliance therewith and to promote best practices. The Company regularly provides cybersecurity awareness trainings to employees to increase awareness of cybersecurity threats.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
The Company has established policies and procedures for all key aspects of its cybersecurity program including an information security policy, password policy, incident management policy, third party security management policy, business continuity plans, cyber incident response plans and information security management system contingency plans.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
The Board of Directors considers cybersecurity risk as part of its risk oversight function and oversees the Company’s cybersecurity risk exposures and the steps taken by management to monitor and mitigate cybersecurity risks. The Board of
Directors ensures allocation and prioritization of resources and overall strategic direction for cybersecurity and ensures alignment with the Company’s overall strategy.

The Board of Directors has delegated the day-to-day oversight of cybersecurity and other technology risks to the CISO, who closely coordinates with the IT and compliance departments and engages with third-party cybersecurity providers.

The CISO, working together with certain members of management and the IT department, is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Board of Directors on a quarterly basis or more often as needed.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
The CISO, working together with certain members of management and the IT department, is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Board of Directors on a quarterly basis or more often as needed.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
The CISO, working together with certain members of management and the IT department, is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Board of Directors on a quarterly basis or more often as needed.

Cybersecurity Risk Role of Management [Text Block]
The CISO, working together with certain members of management and the IT department, is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Board of Directors on a quarterly basis or more often as needed.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
The CISO, working together with certain members of management and the IT department, is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Board of Directors on a quarterly basis or more often as needed.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Company has a dedicated Chief Information Security Officer, or CISO, who has served within the IT department of a related party for over 20 years and is a Certified Cyber Risk Officer.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
The CISO, working together with certain members of management and the IT department, is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity threats and updates, including updates on monitoring cybersecurity incidents and strategies to prevent cybersecurity threats, to senior management, and to the Board of Directors on a quarterly basis or more often as needed.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true